CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 4,978,497	¥ 3,244,305
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	1,036,534	1,132,602
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	297,240	476,146
Long-term debt, liabilities accounted for at fair value	¥ 2,537,082	¥ 2,433,294
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	48,000,000,000
Common stock, issued	25,392,498,945	25,392,498,945
Treasury stock, shares	32,106,811	33,962,404